DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Cash Store Financial Services Inc.
Entity Central Index Key	0001490658
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	csfs
Entity Common Stock, Shares Outstanding	17,571,813
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes